Finance costs, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance Income Expense [Abstract]
Interest expense - debt and lease obligation	$ 4,217	$ 5,618
Interest income	(758)	(545)
Total finance costs, net	$ 3,459	$ 5,073